Dividends - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividends [Abstract]
Dividends on preferred shares		CAD 13
Common share dividends	CAD 2	CAD 875